Interim Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Total
Balance, shares at Dec. 31, 2018	[1]	28,896,912
Effect of early adoption of ASU 2018-07	[2]			$ 14			$ 14
Issuance of common stock, net			[3]	300			300
Issuance of common stock, net, shares	[1]	1,288,271
Capital reserve for transaction with related parties							20
Liability reclassified to equity (see note 9A)				32			32
Loss for the period						(248)	(248)
Balance at Dec. 31, 2019		$ 29	[4]	618	[4]	(728)	(81)	[4]
Balance, shares at Dec. 31, 2019	[4]	30,185,183
Loss for the period						(259)	(259)
Balance at Jun. 30, 2020		$ 29	[4]	618	[4]	(987)	(340)	[4]
Balance, shares at Jun. 30, 2020	[4]	30,185,183
Balance at Dec. 31, 2019		$ 29	[4]	618	[4]	(728)	(81)	[4]
Balance, shares at Dec. 31, 2019	[4]	30,185,183
Issuance of common stock, net		$ 1		80			81
Issuance of common stock, net, shares		343,536
Exercise of warrants		$ 1		73			74
Exercise of warrants, shares		515,226
Private placement of common stock and warrants, net		$ 23		2,056			2,079
Private placement of common stock and warrants, net, shares		22,542,078
Loss for the period						(752)	(752)
Balance at Dec. 31, 2020		$ 54		2,827		(1,480)	1,401
Balance, shares at Dec. 31, 2020		53,586,023
Balance at Mar. 31, 2020		$ 29	[4]	618	[4]	(812)	(165)	[4]
Balance, shares at Mar. 31, 2020	[4]	30,185,183
Loss for the period						(175)	(175)
Balance at Jun. 30, 2020		$ 29	[4]	618	[4]	(987)	(340)	[4]
Balance, shares at Jun. 30, 2020	[4]	30,185,183
Balance at Dec. 31, 2020		$ 54		2,827		(1,480)	1,401
Balance, shares at Dec. 31, 2020		53,586,023
Private placement of common stock and warrants, net		$ 10		3,367			3,377
Private placement of common stock and warrants, net, shares		11,015,626
Stock-based compensation				1,067			1,067
Loss for the period						(1,966)	(1,966)
Balance at Jun. 30, 2021		$ 64		7,261		(3,446)	3,879
Balance, shares at Jun. 30, 2021		64,601,649
Balance at Mar. 31, 2021		$ 64		6,011		(1,924)	4,151
Balance, shares at Mar. 31, 2021		63,976,649
Private placement of common stock and warrants, net			[3]	183			183
Private placement of common stock and warrants, net, shares		625,000
Stock-based compensation				1,067			1,067
Loss for the period						(1,522)	(1,522)
Balance at Jun. 30, 2021		$ 64		$ 7,261		$ (3,446)	$ 3,879
Balance, shares at Jun. 30, 2021		64,601,649

[1]	Adjusted to reflect the share capital of the combined entity, see also Note 10A.
[2]	See Note 2(J) and Note 9 for the adoption of ASU 2018-07
[3]	Represents an amount less than US$ 1 thousand.
[4]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company) and adoption of ASU 2018-07